MFS

VARIABLE

ACCOUNT

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–719–12/07

MFS VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:
Investments at fair value:

Massachusetts Investors Growth Stock Fund – Class A (MInvGrStk)
3,283,059 shares (cost $47,612,182)	$50,329,301
Massachusetts Investors Trust – Class A (MInvTrust)
793,035 shares (cost $14,758,997)	16,740,963
MFS® Bond Fund – Class A (MFSBdFd)
952,056 shares (cost $12,017,652)	11,776,934
MFS® Emerging Growth Fund – Class A (MFSEmGro)
99,663 shares (cost $3,006,344)	4,186,857
MFS® High Income Fund – Class A (MFSHiInc)
2,323,712 shares (cost $8,966,066)	8,528,023
MFS® Research Fund – Class A (MFSRsrch)
579,782 shares (cost $13,454,427)	15,532,364
MFS® Series Trust IV – MFS ® Money Market Fund (MFSMyMkt)
15,750,641 shares (cost $15,750,641)	15,750,641
MFS® Strategic Income Fund – Class A (MFSStratInc)
215,835 shares (cost $1,431,032)	1,422,351
MFS® Total Return Fund – Class A (MFSTotRe)
2,074,808 shares (cost $31,189,259)	31,620,067
Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)
779,860 shares (cost $779,860)	779,860

Total investments	156,667,361
Accounts receivable	—

Total assets	156,667,361
Accounts payable	6,584

Contract owners’ equity (note 4)	$156,660,777

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

	Total	MInvGrStk	MInvTrust	MFSBdFd	MFSEmGro	MFSGrOpp	MFSHiInc	MFSRsrch
Investment activity:
Reinvested dividends	$3,686,591	187,815	91,351	668,067	—	76,953	775,363	89,886
Mortality and expense risk charges (note 2)	(2,176,098)	(477,026)	(232,371)	(161,555)	(54,341)	(217,351)	(132,066)	(210,024)

Net investment income (loss)	1,510,493	(289,211)	(141,020)	506,512	(54,341)	(140,398)	643,297	(120,138)

Proceeds from mutual fund shares sold	70,958,085	7,215,581	3,525,089	1,529,146	860,274	37,866,293	4,097,731	3,678,098
Cost of mutual fund shares sold	(77,010,486)	(9,680,671)	(3,139,392)	(1,540,692)	(848,449)	(42,562,990)	(4,130,772)	(3,888,965)

Realized gain (loss) on investments	(6,052,401)	(2,465,090)	385,697	(11,546)	11,825	(4,696,697)	(33,041)	(210,867)
Change in unrealized gain (loss) on investments	11,845,292	5,793,522	90,911	(234,394)	484,868	6,832,667	(536,690)	2,099,212

Net gain (loss) on investments	5,792,891	3,328,432	476,608	(245,940)	496,693	2,135,970	(569,731)	1,888,345

Reinvested capital gains	4,055,065	—	1,236,425	—	285,083	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	$11,358,449	3,039,221	1,572,013	260,572	727,435	1,995,572	73,566	1,768,207

	MFSMyMkt	MFSStratInc	MFSTotRe	NVITMyMkt
Investment activity:
Reinvested dividends	$783,846	88,736	888,650	35,924
Mortality and expense risk charges (note 2)	(208,263)	(20,253)	(452,741)	(10,107)

Net investment income (loss)	575,583	68,483	435,909	25,817

Proceeds from mutual fund shares sold	4,939,346	335,626	5,976,930	933,971
Cost of mutual fund shares sold	(4,939,346)	(323,594)	(5,021,644)	(933,971)

Realized gain (loss) on investments	—	12,032	955,286	—
Change in unrealized gain (loss) on investments	—	(48,153)	(2,636,651)	—

Net gain (loss) on investments	—	(36,121)	(1,681,365)	—

Reinvested capital gains	—	—	2,533,557	—

Net increase (decrease) in contract owners’ equity resulting from operations	$575,583	32,362	1,288,101	25,817

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		MInvGrStk		MInvTrust		MFSBdFd
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$1,510,493	1,287,545	(289,211)	(288,230)	(141,020)	(85,485)	506,512	542,480
Realized gain (loss) on investments	(6,052,401)	(10,578,150)	(2,465,090)	(2,762,877)	385,697	38,113	(11,546)	16,558
Change in unrealized gain (loss) on investments	11,845,292	20,303,035	5,793,522	4,302,589	90,911	2,088,982	(234,394)	(107,255)
Reinvested capital gains	4,055,065	1,137,570	—	—	1,236,425	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	11,358,449	12,150,000	3,039,221	1,251,482	1,572,013	2,041,610	260,572	451,783

Equity transactions:
Purchase payments received from contract owners (note 3)	2,033,312	2,750,396	309,774	384,109	257,102	351,482	46,787	75,280
Transfers between funds	—	—	33,058,368	(714,650)	23,337	275,595	(3,050)	(251,853)
Redemptions (note 3)	(27,286,677)	(33,372,049)	(5,927,825)	(5,324,711)	(3,151,459)	(3,674,142)	(1,247,022)	(1,957,936)
Annuity benefits	(214,031)	(218,922)	(54,555)	(35,587)	(21,292)	(19,755)	(24,484)	(24,874)
Annual contract maintenance charges (note 2)	(95,976)	(110,609)	(19,418)	(13,120)	(7,204)	(8,062)	(5,316)	(6,362)
Contingent deferred sales charges (note 2)	(11,710)	(23,017)	(1,856)	(6,308)	(1,000)	(2,717)	(298)	(1,778)
Adjustments to maintain reserves	13,953	(38,876)	21,300	10,912	4,637	347	7,235	3,930

Net equity transactions	(25,561,129)	(31,013,077)	27,385,788	(5,699,355)	(2,895,879)	(3,077,252)	(1,226,148)	(2,163,593)

Net change in contract owners’ equity	(14,202,680)	(18,863,077)	30,425,009	(4,447,873)	(1,323,866)	(1,035,642)	(965,576)	(1,711,810)
Contract owners’ equity beginning of period	170,863,457	189,726,534	19,895,336	24,343,209	18,070,152	19,105,794	12,744,615	14,456,425

Contract owners’ equity end of period	$156,660,777	170,863,457	50,320,345	19,895,336	16,746,286	18,070,152	11,779,039	12,744,615

CHANGES IN UNITS:
Beginning units	1,721,180	2,034,243	107,265	139,388	112,074	131,784	179,409	210,854

Units purchased	379,302	155,585	174,751	3,445	3,870	5,837	2,619	3,696
Units redeemed	(625,191)	(468,648)	(34,936)	(35,568)	(20,958)	(25,547)	(19,642)	(35,141)

Ending units	1,475,291	1,721,180	247,080	107,265	94,986	112,074	162,386	179,409

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFSEmGro		MFSGrOpp		MFSHiInc		MFSRsrch
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$(54,341)	(61,364)	(140,398)	(491,811)	643,297	656,270	(120,138)	(177,377)
Realized gain (loss) on investments	11,825	(368,365)	(4,696,697)	(7,804,111)	(33,041)	224,470	(210,867)	(385,810)
Change in unrealized gain (loss) on investments	484,868	702,463	6,832,667	9,906,702	(536,690)	67,765	2,099,212	1,971,459
Reinvested capital gains	285,083	—	—	—	—	—	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	727,435	272,734	1,995,572	1,610,780	73,566	948,505	1,768,207	1,408,272

Equity transactions:
Purchase payments received from contract owners (note 3)	25,939	34,295	186,671	251,102	27,088	95,298	236,936	194,168
Transfers between funds	11,323	81,791	(34,168,427)	(616,178)	(966,775)	228,642	(239,377)	(129,419)
Redemptions (note 3)	(681,575)	(1,170,242)	(3,491,850)	(6,389,754)	(1,491,502)	(1,580,477)	(2,457,790)	(3,027,511)
Annuity benefits	—	—	(17,043)	(35,748)	(18,654)	(16,860)	(14,951)	(11,895)
Annual contract maintenance charges (note 2)	(3,729)	(4,127)	(17,917)	(31,515)	(6,593)	(7,604)	(6,808)	(7,824)
Contingent deferred sales charges (note 2)	(924)	(740)	(1,711)	(6,308)	(1,207)	(687)	(523)	(428)
Adjustments to maintain reserves	(55)	(35)	(25,544)	14,315	(4,457)	(1,798)	4,912	3,193

Net equity transactions	(649,021)	(1,059,058)	(37,535,821)	(6,814,086)	(2,462,100)	(1,283,486)	(2,477,601)	(2,979,716)

Net change in contract owners’ equity	78,414	(786,324)	(35,540,249)	(5,203,306)	(2,388,534)	(334,981)	(709,394)	(1,571,444)
Contract owners’ equity beginning of period	4,108,418	4,894,742	35,540,249	40,743,555	10,910,319	11,245,300	16,244,817	17,816,261

Contract owners’ equity end of period	$4,186,832	4,108,418	—	35,540,249	8,521,785	10,910,319	15,535,423	16,244,817

CHANGES IN UNITS:
Beginning units	97,421	123,204	236,299	282,845	124,556	139,716	88,522	105,477

Units purchased	3,783	4,802	2,354	4,091	18,479	13,672	6,586	5,965
Units redeemed	(17,947)	(30,585)	(238,653)	(50,637)	(46,252)	(28,832)	(19,127)	(22,920)

Ending units	83,257	97,421	—	236,299	96,783	124,556	75,981	88,522

(Continued)

MFS VARIABLE ACCOUNT

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	MFSMyMkt		MFSStratInc		MFSTotRe		NVITMyMkt
	2007	2006	2007	2006	2007	2006	2007	2006
Investment activity:
Net investment income (loss)	$575,583	582,925	68,483	72,526	435,909	509,594	25,817	28,017
Realized gain (loss) on investments	—	—	12,032	5,515	955,286	458,357	—	—
Change in unrealized gain (loss) on investments	—	—	(48,153)	5,362	(2,636,651)	1,364,968	—	—
Reinvested capital gains	—	—	—	—	2,533,557	1,137,570	—	—

Net increase (decrease) in contract owners’ equity resulting from operations	575,583	582,925	32,362	83,403	1,288,101	3,470,489	25,817	28,017

Equity transactions:
Purchase payments received from contract owners (note 3)	360,621	928,876	47,595	3,091	518,062	313,026	16,737	119,669
Transfers between funds	1,749,825	470,111	(8,766)	26,846	(171,891)	379,091	715,433	250,024
Redemptions (note 3)	(2,916,762)	(3,323,159)	(220,249)	(192,859)	(5,001,939)	(5,576,569)	(698,704)	(1,154,689)
Annuity benefits	(25,709)	(30,811)	(3,911)	(3,991)	(33,432)	(39,401)	—	—
Annual contract maintenance charges (note 2)	(13,456)	(15,322)	(1,112)	(1,393)	(13,426)	(14,334)	(997)	(946)
Contingent deferred sales charges (note 2)	(2,611)	(2,239)	(81)	(280)	(1,482)	(1,532)	(17)	—
Adjustments to maintain reserves	4,117	(7,465)	(862)	1,369	2,713	(63,661)	(43)	17

Net equity transactions	(843,975)	(1,980,009)	(187,386)	(167,217)	(4,701,395)	(5,003,380)	32,409	(785,925)

Net change in contract owners’ equity	(268,392)	(1,397,084)	(155,024)	(83,814)	(3,413,294)	(1,532,891)	58,226	(757,908)
Contract owners’ equity beginning of period	16,019,604	17,416,688	1,576,160	1,659,974	35,032,168	36,565,059	721,619	1,479,527

Contract owners’ equity end of period	$15,751,212	16,019,604	1,421,136	1,576,160	31,618,874	35,032,168	779,845	721,619

CHANGES IN UNITS:
Beginning units	428,093	480,960	113,117	125,648	208,763	240,070	25,661	54,297

Units purchased	114,830	89,314	10,317	3,134	8,113	7,149	33,600	14,480
Units redeemed	(136,715)	(142,181)	(23,566)	(15,665)	(34,951)	(38,456)	(32,444)	(43,116)

Ending units	406,208	428,093	99,868	113,117	181,925	208,763	26,817	25,661

See accompanying notes to financial statements.

MFS VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

MFS Variable Account (the Account) was established by resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through Massachusetts Financial Services. Presently, the contracts are not actively marketed.

(b)	The Contracts

Prior to February 12, 1979, the contracts purchased provided for a front-end sales charge and certain other fees. Beginning February 12, 1979, only contracts (Spectrum) without a front-end sales charge but with a contingent deferred sales charge and certain other fees were offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following funds:

Massachusetts Investors Growth Stock Fund – Class A (MInvGrStk)

Massachusetts Investors Trust – Class A (MInvTrust)

MFS® Bond Fund – Class A (MFSBdFd)

MFS® Emerging Growth Fund – Class A (MFSEmGro)

MFS® Growth Opportunities Fund – Class A (MFSGrOpp)*

MFS® High Income Fund – Class A (MFSHiInc)

MFS® Research Fund – Class A (MFSRsrch)

MFS® Series Trust IV – MFS® Money Market Fund (MFSMyMkt)

MFS® Strategic Income Fund – Class A (MFSStratInc)

MFS® Total Return Fund – Class A (MFSTotRe)

Portfolios of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

    Nationwide VIT – Money Market Fund – Class I (NVITMyMkt)

*	At December 31, 2007, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)	Expenses

Net purchase payments received on contracts issued before February 12, 1979 represent gross contributions by the contract owners less a charge of 7.75% by the Company to cover sales expenses.The Company does not deduct a sales charge from purchase payments made for contracts issued beginning February 12, 1979. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from the owners’ contract value a contingent deferred sales charge equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The following contract charges are deducted by the Company on each contract (Non-Spectrum) issued prior to February 12, 1979: (a) a contract issue charge of $15 assessed against the initial purchase payment and a $15 annual contract maintenance charge assessed against each contract by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.20%, respectively. Contract charges on contracts (Spectrum) issued beginning February 12, 1979 include: (a) an annual contract maintenance charge of $30 which is satisfied by surrendering units; and (b) a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively.

The following table provides mortality and expense risk charges by asset fee rate for the period ended December 31, 2007:

	Total	MInvGrStk	MInvTrust	MFSMyMkt	MFSBdFd	MFSEmGro	MFSGrOpp	MFSHiInc
1.00%	$562	93	—	—	—	—	62	210
1.30%	2,175,536	476,933	232,371	208,263	161,555	54,341	217,289	131,856

Totals	$2,176,098	477,026	232,371	208,263	161,555	54,341	217,351	132,066

	MFSRsrch	MFSStratInc	MFSTotRe	NVITMyMkt
1.00%	$197	—	—	—
1.30%	209,827	20,253	452,741	10,107

Totals	$210,024	20,253	452,741	10,107

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $1,070,881 and $1,205,515, respectively, and total transfers from the Account to the fixed account were $1,440,055 and $1,492,666, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2007.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Massachusetts Investors Growth Stock Fund – Class A
Non-tax qualified
2007	1.00%	85	$203.976885	$17,338	0.53%	10.38%
Tax qualified spectrum
2007	1.30%	189,579	208.778653	39,580,048	0.53%	10.05%
2006	1.30%	81,580	189.716726	15,477,091	0.00%	6.08%
2005	1.30%	108,074	178.837817	19,327,718	0.00%	2.54%
2004	1.30%	136,027	174.412880	23,724,861	0.38%	8.21%
2003	1.30%	160,279	161.187238	25,834,929	0.00%	21.05%
Non-tax qualified spectrum
2007	1.30%	51,806	177.159323	9,177,916	0.53%	10.05%
2006	1.30%	25,165	160.984313	4,051,170	0.00%	6.08%
2005	1.30%	30,607	151.753007	4,644,704	0.00%	2.54%
2004	1.30%	37,252	147.998232	5,513,230	0.38%	8.21%
2003	1.30%	41,256	136.775610	5,642,815	0.00%	21.05%
Non-tax qualified spectrum (81-225)
2007	1.30%	5,610	192.992263	1,082,687	0.53%	10.05%
2006	1.30%	520	175.371675	91,193	0.00%	6.08%
2005	1.30%	707	165.315345	116,878	0.00%	2.54%
2004	1.30%	718	161.224997	115,760	0.38%	8.21%
2003	1.30%	1,707	148.999396	254,342	0.00%	21.05%

Massachusetts Investors Trust – Class A
Tax qualified spectrum
2007	1.30%	65,294	180.404147	11,779,308	0.52%	9.11%
2006	1.30%	75,413	165.335587	12,468,453	0.82%	11.73%
2005	1.30%	94,858	147.974544	14,036,569	0.36%	5.90%
2004	1.30%	110,397	139.728768	15,425,637	0.88%	10.06%
2003	1.30%	126,062	126.957884	16,004,565	0.63%	20.55%
Non-tax qualified spectrum
2007	1.30%	29,574	161.865875	4,787,021	0.52%	9.11%
2006	1.30%	36,543	148.345754	5,420,999	0.82%	11.73%
2005	1.30%	36,667	132.768736	4,868,231	0.36%	5.90%
2004	1.30%	36,451	125.370293	4,569,873	0.88%	10.06%
2003	1.30%	40,549	113.911730	4,619,007	0.63%	20.55%
Non-tax qualified spectrum (81-225)
2007	1.30%	118	171.966453	20,292	0.52%	9.11%
2006	1.30%	118	157.602663	18,597	0.82%	11.73%
2005	1.30%	259	141.053621	36,533	0.36%	5.90%
2004	1.30%	282	133.193504	37,561	0.88%	10.06%
2003	1.30%	570	121.019919	68,981	0.63%	20.55%

MFS® Bond Fund – Class A
Non-tax qualified
2005	1.00%	55	81.368937	4,475	5.34%	0.69%
2004	1.00%	55	80.807580	4,444	5.40%	5.01%
2003	1.00%	55	76.950312	4,232	5.70%	8.37%
Tax qualified spectrum
2007	1.30%	96,823	71.845031	6,956,251	5.45%	2.15%
2006	1.30%	105,295	70.330566	7,405,457	5.27%	3.57%
2005	1.30%	126,648	67.907534	8,600,353	5.34%	0.39%
2004	1.30%	153,235	67.643464	10,365,346	5.40%	4.69%
2003	1.30%	191,717	64.610362	12,386,905	5.70%	8.04%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Non-tax qualified spectrum
2007	1.30%	64,878	$71.786322	$4,657,353	5.45%	2.15%
2006	1.30%	73,427	70.273093	5,159,942	5.27%	3.57%
2005	1.30%	83,415	67.852042	5,659,878	5.34%	0.39%
2004	1.30%	86,748	67.588189	5,863,140	5.40%	4.69%
2003	1.30%	104,402	64.557566	6,739,939	5.70%	8.04%
Non-tax qualified spectrum (81-225)
2007	1.30%	685	72.067035	49,366	5.45%	2.15%
2006	1.30%	687	70.547890	48,466	5.27%	3.57%
2005	1.30%	736	68.117374	50,134	5.34%	0.39%
2004	1.30%	738	67.852488	50,075	5.40%	4.69%
2003	1.30%	756	64.810014	48,996	5.70%	8.04%

MFS® Emerging Growth Fund – Class A
Tax qualified spectrum
2007	1.30%	83,257	50.288052	4,186,832	0.00%	19.25%
2006	1.30%	97,421	42.171796	4,108,418	0.00%	6.15%
2005	1.30%	123,204	39.728761	4,894,742	0.00%	7.26%
2004	1.30%	161,321	37.040085	5,975,343	0.00%	11.58%
2003	1.30%	185,347	33.195049	6,152,603	0.00%	30.08%

MFS® Growth Opportunities Fund – Class A
Tax qualified spectrum
2006	1.30%	182,907	154.386790	28,238,425	0.00%	4.57%
2005	1.30%	223,082	147.642419	32,936,366	0.09%	-0.42%
2004	1.30%	277,416	148.266806	41,131,584	0.47%	9.31%
2003	1.30%	326,008	135.637357	44,218,863	0.00%	27.02%
Non-tax qualified spectrum
2006	1.30%	47,056	131.142763	6,171,054	0.00%	4.57%
2005	1.30%	53,177	125.413796	6,669,129	0.09%	-0.42%
2004	1.30%	59,857	125.944179	7,538,641	0.47%	9.31%
2003	1.30%	70,491	115.216190	8,121,704	0.00%	27.02%
Non-tax qualified spectrum (81-225)
2006	1.30%	6,336	144.701272	916,827	0.00%	4.57%
2005	1.30%	6,586	138.380016	911,371	0.09%	-0.42%
2004	1.30%	6,975	138.965236	969,283	0.47%	9.31%
2003	1.30%	7,813	127.128102	993,252	0.00%	27.02%

MFS® High Income Fund – Class A
Non-tax qualified
2007	1.00%	201	103.002892	20,704	7.98%	0.69%
2006	1.00%	201	102.294182	20,561	7.23%	9.22%
2005	1.00%	201	93.659744	18,826	7.28%	1.32%
2004	1.00%	202	92.443254	18,674	7.34%	8.30%
2003	1.00%	202	85.362113	17,243	8.12%	21.53%
Tax qualified spectrum
2007	1.30%	61,176	87.331180	5,342,572	7.98%	0.39%
2006	1.30%	73,496	86.995365	6,393,811	7.23%	8.89%
2005	1.30%	85,799	79.893710	6,854,800	7.28%	1.01%
2004	1.30%	105,335	79.095045	8,331,477	7.34%	7.97%
2003	1.30%	125,158	73.258371	9,168,871	8.12%	21.16%
Non-tax qualified spectrum
2007	1.30%	35,406	86.006280	3,045,138	7.98%	0.39%
2006	1.30%	48,278	85.675559	4,136,245	7.23%	8.89%
2005	1.30%	51,133	78.681642	4,023,228	7.28%	1.01%
2004	1.30%	61,681	77.895094	4,804,647	7.34%	7.97%
2003	1.30%	66,685	72.146967	4,811,120	8.12%	21.16%
Non-tax qualified spectrum (81-225)
2006	1.30%	2,581	86.995365	224,535	7.23%	8.89%
2005	1.30%	2,583	79.893710	206,365	7.28%	1.01%
2004	1.30%	2,997	79.095045	237,048	7.34%	7.97%
2003	1.30%	3,048	73.258371	223,292	8.12%	21.16%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value		Contract Owners’ Equity		Investment Income Ratio**	Total Return***
MFS® Research Fund – Class A
Tax qualified spectrum			$		$
2007	1.30%	50,862		211.828576		10,774,025	0.57%	11.50%
2006	1.30%	60,376		189.988987		11,470,775	0.26%	8.87%
2005	1.30%	73,554		174.502121		12,835,329	0.14%	6.19%
2004	1.30%	84,247		164.332015		13,844,479	0.17%	14.07%
2003	1.30%	95,655		144.057251		13,779,796	0.68%	22.92%
Non-tax qualified spectrum
2007	1.30%	24,943		185.089332		4,616,683	0.57%	11.50%
2006	1.30%	27,924		166.006563		4,635,567	0.26%	8.87%
2005	1.30%	31,068		152.474615		4,737,081	0.14%	6.19%
2004	1.30%	30,453		143.588283		4,372,694	0.17%	14.07%
2003	1.30%	31,091		125.872814		3,913,512	0.68%	22.92%
Non-tax qualified spectrum (81-225)
2007	1.30%	176		209.355967		36,847	0.57%	11.50%
2006	1.30%	222		187.771305		41,685	0.26%	8.87%
2005	1.30%	855		172.465215		147,458	0.14%	6.19%
2004	1.30%	855		162.413823		138,864	0.17%	14.07%
2003	1.30%	857		142.375726		122,016	0.68%	22.92%

MFS® Series Trust IV – MFS® Money Market Fund
Tax qualified spectrum
2007	1.30%	254,261		38.392581		9,761,736	4.93%	3.71%
2006	1.30%	283,170		37.020679		10,483,146	4.82%	3.47%
2005	1.30%	315,105		35.780483		11,274,609	2.91%	1.57%
2004	1.30%	357,669		35.226089		12,599,280	0.97%	-0.31%
2003	1.30%	450,754		35.336126		15,927,900	0.62%	-0.70%
Non-tax qualified spectrum
2007	1.30%	151,947		38.419259		5,837,691	4.93%	3.71%
2006	1.30%	138,629		37.046402		5,135,706	4.82%	3.47%
2005	1.30%	165,855		35.805344		5,938,495	2.91%	1.57%
2004	1.30%	176,609		35.250565		6,225,567	0.97%	-0.31%
2003	1.30%	219,749		35.360678		7,770,474	0.62%	-0.70%
Non-tax qualified spectrum (81-225)
2006	1.30%	6,294		37.046402		233,170	4.82%	3.47%

MFS® Strategic Income Fund – Class A
2007	1.30%	99,868		13.987361		1,396,890	5.92%	2.23%
2006	1.30%	113,117		13.682758		1,547,753	5.76%	5.44%
2005	1.30%	125,648		12.976541		1,630,476	6.14%	0.76%
2004	1.30%	144,596		12.878519		1,862,182	5.84%	6.91%
2003	1.30%	196,195		12.045630		2,363,292	6.09%	12.30%

MFS® Total Return Fund – Class A
Tax qualified spectrum
2007	1.30%	127,100		174.405730		22,166,968	2.67%	3.60%
2006	1.30%	147,678		168.346381		24,861,057	2.72%	10.32%
2005	1.30%	166,425		152.592330		25,395,179	2.69%	1.95%
2004	1.30%	193,192		149.671678		28,915,371	2.44%	9.92%
2003	1.30%	211,801		136.162330		28,839,318	2.60%	15.33%
Non-tax qualified spectrum
2007	1.30%	54,684		168.818932		9,231,694	2.67%	3.60%
2006	1.30%	60,918		162.953678		9,926,812	2.72%	10.32%
2005	1.30%	73,477		147.704287		10,852,868	2.69%	1.95%
2004	1.30%	79,497		144.877193		11,517,302	2.44%	9.92%
2003	1.30%	84,372		131.800595		11,120,280	2.60%	15.33%
Non-tax qualified spectrum (81-225)
2007	1.30%	141		172.708975		24,352	2.67%	3.60%
2006	1.30%	167		166.708578		27,840	2.72%	10.32%
2005	1.30%	168		151.107806		25,386	2.69%	1.95%
2004	1.30%	395		148.215568		58,545	2.44%	9.92%
2003	1.30%	322		134.837649		43,418	2.60%	15.33%

(Continued)

MFS VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***
Nationwide VIT – Money Market Fund – Class I
Tax qualified spectrum
2007	1.30%	16,270	$29.072806	$473,015	4.79%	3.42%
2006	1.30%	10,691	28.110580	300,530	3.66%	3.18%
2005	1.30%	44,302	27.245513	1,207,031	2.38%	1.34%
2004	1.30%	9,715	26.886046	261,198	0.77%	-0.50%
2003	1.30%	11,017	27.020924	297,690	0.57%	-0.68%
Non-tax qualified spectrum
2007	1.30%	10,547	29.091711	306,830	4.79%	3.42%
2006	1.30%	14,970	28.128862	421,089	3.66%	3.18%
2005	1.30%	9,995	27.263231	272,496	2.38%	1.34%
2004	1.30%	8,577	26.903529	230,752	0.77%	-0.50%
2003	1.30%	12,022	27.038496	325,057	0.57%	-0.68%

2007 Reserves for annuity contracts in payout phase:				1,331,220

2007 Contract owners’ equity				$156,660,777

2006 Reserves for annuity contracts in payout phase:				1,427,083

2006 Contract owners’ equity				$170,863,457

2005 Reserves for annuity contracts in payout phase:				1,549,826

2005 Contract owners’ equity				$189,726,534

2004 Reserves for annuity contracts in payout phase:				1,785,778

2004 Contract owners’ equity				$216,488,636

2003 Reserves for annuity contracts in payout phase:				1,885,828

2003 Contract owners’ equity				$231,700,240

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.
***	This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of MFS Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of MFS Variable Account (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company